Organization and Basis of Presentation	3 Months Ended
Feb. 28, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

NOTE 1 - ORGANIZATION AND BASIS OF PRESENTATION

Daniels Corporate Advisory Company, Inc. (“Daniels” or the Company) was incorporated in the State of Nevada on May 2, 2002. The Company was organized to offer: (a) corporate financial consulting and (b) merchant banking services for public and private client companies interested in implementing Daniels developed, agreed upon, accelerated growth strategies; including MBO/LBO, Roll-up Transactions. Merchant banking includes equity funding of the growth of client and service companies, as well as funding equity of small public companies. The business became a subsidiary in late 2003 as a result of INfe Human Resources, Inc. (a publicly quoted Nevada Company) acquiring the common stock of Daniels Corporate Advisory Company, Inc.   During August 24010, INfe Human Resources, Inc. underwent a name change to Rhino Human Resources, Inc., but is still public and trades under the same (original) stock symbol: "IFHR."

The company has a growth goal of providing advisory services to business services as well as non-business services client companies. The company works with companies seeking to create and/or acquire adjunct service businesses, whose services will initially provide better lifestyles for its existing workforce, and ultimately will be packaged, on an additional profit center basis, for sale to other small companies for the retention of their employees. The profits generated from all the financial consulting assignments will be available for venture investment in public or private client companies, as well as other quality business concept/operating companies, both public and private; through the Daniels' Merchant Bank Division.

The Daniels Merchant Bank has an in-house equity funding program, whereby Daniels will participate in consulting client potential growth by helping finance the growth of public and private client, business service companies, as well as non-business service companies. The Merchant Bank will also participate in non-client potential growth by the purchase of equity in attractive small public companies whose growth strategies are in line with a philosophy of growth through leveraged acquisitions.

The Company formed on October 11, 2013 Daniel's Logistics Inc. a wholly owned operating subsidiary in the field of logistics was incorporated in the state of Nevada to take advantage of niche operating opportunities and possible acquisitions in the logistics field. During the quarter ending August 31, 2015 the Company discontinued these operations until further analysis could be done on the overall effectiveness of all Company operations.